EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
13	EARNINGS PER SHARE

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Numerator:
Net income attributable to 7 Days Group Holdings Limited ordinary shareholders	117,691	128,886	176,045	28,257

Denominator:
Weighted average number of ordinary shares	149,169,106	149,811,784	148,602,762	148,602,762
Plus dilutive effect of outstanding share options	1,164,647	1,661,282	542,624	542,624
Weighted average number of ordinary shares	150,333,753	151,473,066	149,145,386	149,145,386

Basic earnings per ordinary share	0.79	0.86	1.18	0.19

Diluted earnings per ordinary share	0.78	0.85	1.18	0.19

During the years ended December 31, 2010, 2011 and 2012, the Company's dilutive potential ordinary shares outstanding consisted of share options. The computation of diluted earnings per share for years ended December 31, 2010, 2011 and 2012 was based on net income attributable to ordinary shareholders of RMB117,691, RMB128,886 and RMB176,045 and included the potential dilutive effect of 2,566,411, 7,331,267 and 2,251,938 ordinary shares issuable upon exercise of employee share options by applying treasury stock method respectively. The Company excluded 3,667,760, nil and 5,511,651 ordinary shares issuable upon exercise of employee share option in the calculation of diluted earnings per share for the years ended December 31, 2010, 2011 and 2012, respectively, as their effect would be anti-dilutive.